INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current tax expense:
Federal					$ 0	$ 0
State					0	0
Current tax expense					0	0
Deferred tax expense (benefit):
Allowance for doubtful accounts					(368)	5,072
Bonus accrual					5,071	(3,391)
Vacation accrual					8,356	(337)
Goodwill					(355,689)	(218,377)
Net operating loss carryforward					16,012	22,533
Subtotal deferred tax expense/(benefit)					(326,618)	(194,500)
Income tax expense/(benefit)					$ (326,618)	$ (194,500)